Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Indefinite-lived intangible assets are tested and reviewed annually for impairment during the fourth quarter or whenever there is a significant change in events or circumstances that indicate that the fair value of the asset may be less than the carrying amount of the asset. All other intangible assets with finite useful lives are being amortized on a straight-line basis over their estimated useful lives.
The following table sets forth the gross amount and accumulated amortization of the Company's intangible assets at March 31, 2015 and December 31, 2014:

	March 31, 2015			December 31, 2014
In thousands	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$63,726	$(16,230)	$47,496	$63,726	$(14,902)	$48,824
Customer relationships	73,511	(13,844)	59,667	76,242	(12,735)	63,507
Loan acquisition costs	40,612	(16,101)	24,511	40,612	(14,447)	26,165
Other	7,219	(1,829)	5,390	7,104	(1,601)	5,503
Tradenames (indefinite-lived)	34,912	—	34,912	34,912	—	34,912
Total	$219,980	$(48,004)	$171,976	$222,596	$(43,685)	$178,911

As of March 31, 2015, the Company had recorded intangible assets of $172.0 million, which includes amounts associated with loan acquisition costs. These expenditures represent the cost of obtaining financings that are capitalized in the balance sheet and amortized over the term of the loans to which such costs relate.
The following table presents amortization of the Company's intangible assets for the following periods:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Intangible assets	$2,764	$3,102
Loan acquisition costs	1,654	1,026
Total	$4,418	$4,128

Estimated amortization expense on existing intangible assets for each of the next five years is expected to approximate $15 million in 2015, $16 million in 2016, $16 million in 2017, $16 million in 2018 and $16 million in 2019.

Intangible Assets
Indefinite-lived intangible assets are tested and reviewed annually for impairment during the fourth quarter or whenever there is a significant change in events or circumstances that indicate that the fair value of the asset may be less than the carrying amount of the asset. All other intangible assets with finite useful lives are being amortized on a straight-line basis over their estimated useful lives.
The following table sets forth the gross amount and accumulated amortization of the Company's intangible assets at December 31, 2014 and December 28, 2013:

	December 31, 2014			December 28, 2013
In thousands	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$63,726	$(14,902)	$48,824	$63,705	$(9,359)	$54,346
Customer relationships	76,242	(12,735)	63,507	60,078	(8,404)	51,674
Loan acquisition costs	40,612	(14,447)	26,165	30,067	(7,817)	22,250
Other	7,104	(1,601)	5,503	6,928	(711)	6,217
Tradenames (indefinite-lived)	34,912	—	34,912	34,912	—	34,912
Total	$222,596	$(43,685)	$178,911	$195,690	$(26,291)	$169,399

As of December 31, 2014, the Company had recorded intangible assets of $178.9 million. Included in this amount are loan acquisition costs incurred in association with acquisitions. These expenditures represent the cost of obtaining financings that are capitalized in the Consolidated Balance Sheets and amortized over the term of the loans to which such costs relate.
The following table presents amortization of the Company's intangible assets for the following periods:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Intangible assets	$10,801	$7,095	$5,906
Loan acquisition costs	5,698	4,796	2,665
Total	$16,499	$11,891	$8,571
Estimated amortization expense on existing intangible assets for each of the next five years is expected to approximate $15 million in 2015, $16 million in 2016, $16 million in 2017, $16 million in 2018 and $16 million in 2019.